Shareholder Report	12 Months Ended
Aug. 31, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Series Portfolios Trust
Entity Central Index Key	0001650149
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
Eldridge AAA CLO ETF
Shareholder Report [Line Items]
Fund Name	Eldridge AAA CLO ETF
Class Name	Eldridge AAA CLO ETF
Trading Symbol	CLOX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eldridge AAA CLO ETF for the period of September 1, 2025, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cloxfund.com. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.cloxfund.com
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Eldridge AAA CLO ETF	$21	0.20%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
As of August 31, 2026, the Fund’s Net Asset Value (“NAV”) reached $321.2 million, from $219.9 million as of the beginning of the 12-month period.
The Fund’s investment composition comprised of 99.3% CLO AAA bonds and 0.7% cash and cash equivalents.
For the 12-month period ended August 31, 2026, the Fund issued 5,350,000 new shares at a weighted average price of $25.51 per share, raising $136.5 million in equity.
For the 12-month period ended August 31, 2026, the Fund had 27 units (1,350,000 shares) of cash redemptions and 1 units (50,000 shares) of in-kind redemptions.
As of August 31, 2026, the Fund’s NAV was $25.59 per share, which was up from $25.58 per share at the beginning of the 12-month period.
For the 12-month period ended August 31, 2026, the Fund returned 5.06% on a NAV basis and 4.82% on a market price basis. Comparatively, the Fund’s benchmark, the J.P. Morgan CLO AAA Index, had a return of 5.03% for the same period.
From inception through August 31, 2026, the Fund returned 6.42% on a NAV basis and 6.40% on a market price basis. Comparatively, the Fund’s benchmark had a return of 6.39% for the same period.
The 12-month and inception to date returns were a result of interest income on the CLO bonds and increases in their fair values during the periods.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (07/18/2023)
Eldridge AAA CLO ETF NAV	5.06	6.42
Bloomberg U.S. Aggregate Bond Index	1.89	3.55
JP Morgan CLOIE AAA Total Return Index	5.03	6.39

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jul. 31, 2026
Updated Performance Information Location [Text Block]	Visit https://www.cloxfund.com for more recent performance information.
Distribution of Capital [Text Block]
MANAGED DISTRIBUTIONS
For the 12-month period ending August 31, 2026, the Fund made monthly distributions totaling $13.1 million or $1.24 per share with an average of $0.10 per share per month. From inception through August 31, 2026, the Fund has made monthly distributions totaling $23.2 million or $4.35 per share. None of the Fund’s dividends to date has been a return of capital.

Net Assets	$ 321,167,715
Holdings Count | $ / shares	95
Advisory Fees Paid, Amount	$ 547,390
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$321,167,715
Number of Holdings	95
Net Advisory Fee	$547,390
Portfolio Turnover	38%
30-Day SEC Yield	4.82%
30-Day SEC Yield Unsubsidized	4.82%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Issuers (% of net assets)
Elmwood CLO Ltd.	6.3%
Sixth Street CLO	5.8%
CIFC Funding Ltd.	5.7%
Palmer Square CLO Ltd.	5.3%
Benefit Street Partners CLO Ltd.	5.0%
Rad CLO	4.5%
Carlyle Global Market Strategies	4.5%
Bain Capital Credit CLO	4.4%
Madison Park Funding Ltd.	4.4%
AGL CLO Ltd.	4.2%

Security Type (% of net assets)
Collateralized Loan Obligations	99.3%
Cash & Other	0.7%

Industry (% of net assets)
Asset Backed Securities	99.3%

Material Fund Change [Text Block]	Changes to Fund’s Portfolio Manager or Portfolio Management Team: Effective July 31,2026 Ross Burnaman replaced Tony Minella as a portfolio manager for the Fund.
Updated Prospectus Web Address	https://www.cloxfund.com
Eldridge BBB-B CLO ETF
Shareholder Report [Line Items]
Fund Name	Eldridge BBB-B CLO ETF
Class Name	Eldridge BBB-B CLO ETF
Trading Symbol	CLOZ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eldridge BBB-B CLO ETF for the period of September 1, 2025, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://clozfund.com. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://clozfund.com
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Eldridge BBB-B CLO ETF	$51	0.50%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
As of August 31, 2026, the Fund’s Net Asset Value (“NAV”) decreased to $804.8 million, from $844.9 million as of the beginning of the 12-month period.
The Fund’s investment composition comprised of 26.9% CLO BB bonds, 66.3% in CLO BBB bonds, and 6.8% cash and cash equivalents.
For the 12-month period ended August 31, 2026, the Fund issued 9,100,000 new shares at a weighted average price of $26.24 per share, raising $238.8 million in equity.
For the 12-month period ended August 31, 2026, the Fund had 98 units (9,800,000 shares) of cash redemptions and 2 units (200,000 shares) of in-kind redemptions.
As of August 31, 2026, the Fund’s NAV was $26.30 per share, which was down from $26.82 per share at the beginning of the 12-month period.
For the 12-month period ended August 31, 2026, the Fund returned 5.37% on a NAV basis and 4.48% on a market price basis. Comparatively, the Fund’s benchmark, the J.P. Morgan CLO High Quality Mezzanine Index, had a return of 6.49% for the same period.
From inception through August 31, 2026, the Fund returned 10.17% on a NAV basis and 10.03% on a market price basis. Comparatively, the Fund’s benchmark had a return of 11.06% for the same period.
The 12-month and inception to date returns were a result of interest income on the CLO bonds and increases in their fair values during the periods.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (01/23/2023)
Eldridge BBB-B CLO ETF NAV	5.37	10.17
Bloomberg U.S. Aggregate Bond Index	1.89	3.03
JP Morgan CLO High Quality Mezzanine Index Total Return	6.49	11.06

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jul. 31, 2026
Updated Performance Information Location [Text Block]	Visit https://clozfund.com for more recent performance information.
Distribution of Capital [Text Block]
MANAGED DISTRIBUTIONS
For the 12-month period ending August 31, 2026, the Fund made monthly distributions totaling $52.9 million or $1.90 per share with an average of $0.16 per share per month. From inception through August 31, 2026, the Fund has made monthly distributions totaling $131.1 million or $7.85 per share. None of the Fund’s dividends to date has been a return of capital.

Net Assets	$ 804,817,787
Holdings Count | $ / shares	200
Advisory Fees Paid, Amount	$ 3,693,785
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$804,817,787
Number of Holdings	200
Net Advisory Fee	$3,693,785
Portfolio Turnover	52%
30-Day SEC Yield	6.79%
30-Day SEC Yield Unsubsidized	6.79%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Issuers (% of net assets)
CIFC Funding Ltd.	7.7%
ARES CLO	6.4%
Carlyle Global Market Strategies	5.6%
RR Ltd.	5.5%
Madison Park Funding Ltd.	5.1%
Benefit Street Partners CLO Ltd.	5.1%
Bain Capital Credit CLO	4.7%
AGL CLO Ltd.	4.2%
Palmer Square CLO Ltd.	4.1%
Elmwood CLO Ltd.	3.8%

Security Type (% of net assets)
Collateralized Loan Obligations	93.2%
Cash & Other	6.8%

Industry (% of net assets)
Asset Backed Securities	93.2%

Material Fund Change [Text Block]	Changes to Fund’s Portfolio Manager or Portfolio Management Team: Effective July 31,2026 Ross Burnaman replaced Tony Minella as a portfolio manager for the Fund.
Updated Prospectus Web Address	https://clozfund.com